HELD TO MATURITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Held To Maturity Securities Tables [Abstract]
Amortized Cost and Corresponding Fair Value Of Held To Maturity Securities [Table Text Block]
Amortized cost and corresponding fair value of held-to-maturity securities

	12/31/2010				12/31/2009
	Amortized	Unrealized		Fair	Amortized	Unrealized		Fair
	cost	Gains	Losses	value	cost	Gains	Losses	value
Brazilian federal government securities	2,099	569	-	2,668	1,273	299	-	1,572
Brazilian government external debt securities	226	28	-	254	238	42	-	280
Government debt securities – other countries	16	-	-	16	17	-	-	17
Corporate debt securities	165	7	-	172	234	21	-	255
TOTAL	2,506	604	-	3,110	1,762	362	-	2,124

Amortized Cost and Fair Value Of Held To Maturity Securities By Maturity [Table Text Block]
The amortized cost and fair value of held-to-maturity securities, by maturity

	12/31/2010
	Amortized cost	Fair value
Due within one year	283	288
From 1 to 5 years	343	383
From 5 to 10 years	61	308
After 10 years	1,819	2,131
TOTAL	2,506	3,110